                              CERTIFICATION

    Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell &
Reed Advisors Tax-Managed Equity Fund, Inc. (1933 Act File No. 333-95015;
1940 Act File No. 811-9789) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 2 ("Amendment
No. 2") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 2 was filed electronically.

                             WADDELL & REED ADVISORS
                             TAX-MANAGED EQUITY FUND, INC.

Dated: December 20, 2000 By:  /s/Kristen A. Richards
                              -----------------------
                                 Kristen A. Richards
                                 Vice President, Secretary and
                                 Associate General Counsel